[redacted]

07085524

NASDAQ THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

**Gary Sundick**
Vice President
Listing Qualifications

RECD S.E.C.
DEC 1 1 2007
1086

1- 13735

*By Facsimile and First Class Mail*

December 11, 2007

Ms. Cecile Peters
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 11, 2007, The Nasdaq Stock Market (the "Exchange") received from Midwest Banc Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

**Depository shares representing 1/100th fractional interest of Series A Noncumulative Redeemable Convertible Perpetual Preferred Stock**

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

PROCESSED
DEC 14 2007
THOMSON
FINANCIAL

END